Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2050 Fund))	0 Months Ended
	Jun. 27, 2012
S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years (or life of class, if less)	0.76%	[1]
Barclays Capital U.S. Aggregate Bond Index
Average Annual Return:
1 Year	7.84%
5 Years (or life of class, if less)	6.17%	[1]
Class A
Average Annual Return:
1 Year	(13.02%)
5 Years (or life of class, if less)	(3.65%)
Inception Date	Mar. 04, 2008
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(13.14%)
5 Years (or life of class, if less)	(3.86%)
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(8.31%)
5 Years (or life of class, if less)	(3.16%)
Class B
Average Annual Return:
1 Year	(13.00%)
5 Years (or life of class, if less)	(3.68%)
Inception Date	Mar. 04, 2008
Class C
Average Annual Return:
1 Year	(9.31%)
5 Years (or life of class, if less)	(2.90%)
Inception Date	Mar. 04, 2008
Class N
Average Annual Return:
1 Year	(8.92%)
5 Years (or life of class, if less)	(2.42%)
Inception Date	Mar. 04, 2008
Class Y
Average Annual Return:
1 Year	(7.20%)
5 Years (or life of class, if less)	(1.75%)
Inception Date	Mar. 04, 2008

[1]	From 02/29/08.